Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Summarized Financial Information of Citizens Holding Company

Note 10. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, excluding the Bank, at December 31, 2017 and December 31, 2016, and for the years ended December 31, 2017, 2016 and 2015, is as follows:

Balance Sheets

December 31, 2017 and 2016

	2017	2016
Assets
Cash (1)	$2,369,429	$1,444,895
Investment in bank subsidiary (1)	85,729,466	82,996,430
Other assets (1)	352,145	618,070

Total assets	$88,451,040	$85,059,395

Liabilities
Other liabilities	$—	$—

Shareholders’ equity	88,451,040	85,059,395

Total liabilities and shareholders’ equity	$88,451,040	$85,059,395

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2017, 2016 and 2015

	2017	2016	2015
Interest income (1)	$1,902	$2,379	$1,896

Other income
Dividends from bank subsidiary (1)	5,472,000	4,104,001	5,568,900
Equity in undistributed earnings of bank subsidiary (1)	(1,348,757)	2,845,152	2,191,684
Other income	—	—	—

Total other income	4,123,243	6,949,153	7,760,584

Other expense	459,935	355,256	275,744

Income before income taxes	3,665,210	6,596,276	7,486,736
Income tax benefit	(38,338)	(140,378)	(102,165)

Net income	$3,703,548	$6,736,654	$7,588,901

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2017, 2016 and 2015

	2017	2016	2015
Cash flows from operating activities
Net income	$3,703,548	$6,736,654	$7,588,901
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of the Bank	1,348,757	(2,845,152)	(2,191,684)
Stock compensation expense	210,735	186,425	117,300
(Decrease) increase in other assets	265,925	(143,602)	(103,168)

Net cash provided by operating activities	5,528,965	3,934,325	5,411,349

Cash flows from financing activities
Dividends paid to shareholders	$(4,697,056)	$(4,686,325)	$(4,540,748)
Repurchase of company stock	—	—	(390,205)
Excess tax benefit from equity grants	—	—	1,001
Proceeds from stock option exercises	92,625	—	27,000

Net cash used by financing activities	(4,604,431)	(4,686,325)	(4,902,952)

Net increase in cash	924,534	(752,000)	508,397

Cash, beginning of year	1,444,895	2,196,895	1,688,498

Cash, end of year	$2,369,429	$1,444,895	$2,196,895

The Bank is required to obtain approval from state regulators before paying dividends.